Investments - Schedule of Gross Real Estate and Loan Activity (Parenthetical) (Details) - USD ($)	1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Tenant improvement advances disbursed	$ 5,200,000	$ 23,400,000		$ 15,100,000	$ 25,300,000	$ 10,600,000	$ 22,600,000
Below-market lease liabilities		137,800,000			141,300,000
Gross real estate assets held for sale		33,500,000
Accumulated amortization.		22,000			16,200
Accumulated amortization of investments held for sale		5,600,000
Tenant funded improvements to real estate investments	0	1,981,000	$ 13,167,000	0	16,263,000	10,550,000
Reclassification of real estate investments to loans and financing receivables					156,500,000
Non cash acquisition of real estate		18,400,000
Non-cash gain					16,000,000
Interest capitalized	$ 200,000			2,900,000	2,600,000	2,300,000
Non-cash principal collections related to loans receivable						$ 8,900,000
Loans and financing receivables		2,682,685,000		$ 1,103,931,000	1,964,710,000
Interest Income Receivable		22,500,000			23,700,000
Non-Cash Real Estate And Financing Receivables Acquired In Connection With Holdback Arrangements		$ 63,000,000
Related Party
Schedule of Investments [Line Items]
Loans and financing receivables					$ 332,000,000